Segment - Schedule of Net Income or Loss, total Assets and total Liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income or Loss, total Assets and total Liabilities [Abstract]
Inventory	$ 10,439,696	$ 11,181,806	$ 9,607,766
Deferred revenue	$ 10,488,363	$ 11,802,825	$ 16,190,861	$ 17,493,628